Commitments and Contingencies - Schedule of Limited Partners' Callable Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Limited Partners' Capital Account [Line Items]
Callable commitments amount	$ 101.0	$ 32.0
Taconic New York City GP Fund
Limited Partners' Capital Account [Line Items]
Callable commitments amount	26.0	32.0
LCS SHIP Venture I, LLC
Limited Partners' Capital Account [Line Items]
Callable commitments amount	$ 75.0	$ 0.0